Quarterly Holdings Report
for
Fidelity® Worldwide Fund
July 31, 2025
WLD-NPRT3-0925
1.804829.121
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRALIA - 1.8%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
CAR Group Ltd	709,556	17,270,256
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Lovisa Holdings Ltd	439,390	9,544,343
Financials - 0.2%
Insurance - 0.2%
nib holdings Ltd/Australia	1,680,913	7,980,576
Industrials - 0.4%
Aerospace & Defense - 0.2%
DroneShield Ltd (a)(b)	2,373,058	5,672,594
Commercial Services & Supplies - 0.2%
Brambles Ltd	420,019	6,426,060
TOTAL INDUSTRIALS		12,098,654

Materials - 0.2%
Metals & Mining - 0.2%
Deterra Royalties Ltd	2,088,759	5,530,972
Real Estate - 0.2%
Specialized REITs - 0.2%
National Storage REIT unit	4,853,097	7,441,548
TOTAL AUSTRALIA		59,866,349
AUSTRIA - 0.3%
Materials - 0.3%
Construction Materials - 0.3%
Wienerberger AG	277,300	9,341,745
BELGIUM - 0.8%
Financials - 0.3%
Banks - 0.3%
KBC Group NV	111,600	11,686,363
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	63,000	13,692,517
TOTAL BELGIUM		25,378,880
CANADA - 3.5%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
PrairieSky Royalty Ltd	3,099,700	53,309,650
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	73,000	4,501,910
Information Technology - 1.5%
IT Services - 1.1%
Shopify Inc Class A (United States) (a)	299,000	36,540,790
Software - 0.4%
Constellation Software Inc/Canada	2,100	7,244,940
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	3,700	0
Lumine Group Inc Subordinate Voting Shares (a)(b)	185,450	7,193,950
		14,438,890
TOTAL INFORMATION TECHNOLOGY		50,979,680

Materials - 0.3%
Metals & Mining - 0.3%
Franco-Nevada Corp	66,500	10,593,158
TOTAL CANADA		119,384,398
CHINA - 1.2%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Tencent Holdings Ltd	262,800	18,399,217
Tencent Holdings Ltd ADR	5,000	350,350
		18,749,567
Consumer Discretionary - 0.3%
Automobiles - 0.3%
BYD Co Ltd H Shares	649,500	9,483,257
Consumer Staples - 0.1%
Beverages - 0.1%
Kweichow Moutai Co Ltd A Shares (China)	27,700	5,459,192
Industrials - 0.2%
Ground Transportation - 0.2%
Full Truck Alliance Co Ltd ADR	483,100	5,579,805
TOTAL CHINA		39,271,821
DENMARK - 0.6%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Series B	137,300	6,385,549
Industrials - 0.4%
Air Freight & Logistics - 0.4%
DSV A/S	61,646	13,813,945
TOTAL DENMARK		20,199,494
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
UPM-Kymmene Oyj	152,400	3,949,870
FRANCE - 1.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	7,200	3,865,047
Consumer Staples - 0.5%
Food Products - 0.5%
Danone SA	159,200	13,028,437
Financials - 0.1%
Capital Markets - 0.1%
Amundi SA (b)(d)	67,800	5,033,137
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	32,700	9,724,873
Industrials - 0.2%
Aerospace & Defense - 0.2%
Thales SA	29,800	8,016,020
TOTAL FRANCE		39,667,514
GERMANY - 1.2%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (a)(b)(d)	134,600	4,070,546
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA	160,000	7,665,212
Industrials - 0.5%
Air Freight & Logistics - 0.5%
Deutsche Post AG	315,511	14,136,705
Information Technology - 0.4%
Software - 0.4%
SAP SE	48,800	13,954,643
TOTAL GERMANY		39,827,106
HONG KONG - 0.9%
Financials - 0.9%
Insurance - 0.9%
Prudential PLC	2,394,386	30,375,628
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India (c)(e)	100,725	361,913
INDONESIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	37,470,600	18,780,100
Bank Syariah Indonesia Tbk PT	25,640,800	4,232,924

TOTAL INDONESIA		23,013,024
IRELAND - 0.9%
Financials - 0.6%
Banks - 0.6%
AIB Group PLC	2,580,600	20,357,466
Industrials - 0.3%
Building Products - 0.3%
Kingspan Group PLC	112,700	9,343,751
TOTAL IRELAND		29,701,217
ITALY - 2.0%
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Pirelli & C SpA (b)(d)	664,200	4,487,271
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	275,429	7,430,515
Textiles, Apparel & Luxury Goods - 0.4%
Prada Spa	1,860,500	10,126,457
TOTAL CONSUMER DISCRETIONARY		22,044,243

Financials - 0.5%
Financial Services - 0.5%
BFF Bank SpA (a)(b)(d)	1,435,530	17,086,706
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	186,060	10,701,516
Industrials - 0.6%
Electrical Equipment - 0.4%
Prysmian SpA	155,200	12,394,818
Machinery - 0.2%
Interpump Group SpA	160,100	6,570,112
TOTAL INDUSTRIALS		18,964,930

TOTAL ITALY		68,797,395
JAPAN - 3.1%
Communication Services - 0.5%
Entertainment - 0.5%
Nintendo Co Ltd	215,300	17,994,548
Consumer Discretionary - 0.8%
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	227,500	7,611,301
Hotels, Restaurants & Leisure - 0.2%
Kyoritsu Maintenance Co Ltd	218,300	5,255,836
Specialty Retail - 0.4%
USS Co Ltd	1,043,900	11,346,037
TOTAL CONSUMER DISCRETIONARY		24,213,174

Industrials - 0.6%
Professional Services - 0.3%
Timee Inc (a)(f)	649,300	8,653,056
Trading Companies & Distributors - 0.3%
ITOCHU Corp	217,100	11,387,463
TOTAL INDUSTRIALS		20,040,519

Information Technology - 0.6%
IT Services - 0.2%
NSD Co Ltd	254,500	6,087,159
Semiconductors & Semiconductor Equipment - 0.2%
Renesas Electronics Corp	509,231	6,193,809
Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp	400,600	8,309,337
TOTAL INFORMATION TECHNOLOGY		20,590,305

Materials - 0.3%
Chemicals - 0.3%
NOF Corp	546,685	10,881,723
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Katitas Co Ltd	695,700	11,665,645
TOTAL JAPAN		105,385,914
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Novem Group SA (a)	232,076	1,062,028
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
BE Semiconductor Industries NV	84,400	11,471,388
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	1,137,149	8,414,201
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (a)	16,000	2,506,400
SPAIN - 1.8%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Neinor Homes SA (b)(d)	529,028	10,311,653
Financials - 1.3%
Banks - 1.3%
Bankinter SA	1,402,400	20,005,236
CaixaBank SA	2,483,300	23,363,660
		43,368,896
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aedas Homes SL (b)(d)	295,400	7,129,887
TOTAL SPAIN		60,810,436
SWEDEN - 2.0%
Consumer Discretionary - 0.5%
Household Durables - 0.2%
JM AB	452,900	6,504,864
Specialty Retail - 0.3%
Haypp Group AB (a)	607,852	9,500,356
TOTAL CONSUMER DISCRETIONARY		16,005,220

Financials - 0.7%
Banks - 0.7%
Swedbank AB A1 Shares	758,350	20,226,799
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
AddLife AB B Shares	1,042,024	18,404,469
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Dustin Group AB (a)(b)(d)(f)	8,145,810	1,333,885
Hexagon AB B Shares	592,500	6,510,437
		7,844,322
Software - 0.0%
Kry International Ab (a)(c)(e)	22,735	473,759
TOTAL INFORMATION TECHNOLOGY		8,318,081

Materials - 0.1%
Chemicals - 0.1%
Hexpol AB B Shares	427,725	3,689,902
TOTAL SWEDEN		66,644,471
SWITZERLAND - 1.8%
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
TE Connectivity PLC	289,000	59,461,750
TAIWAN - 3.2%
Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 0.4%
E Ink Holdings Inc	1,806,000	12,269,692
Semiconductors & Semiconductor Equipment - 2.8%
Taiwan Semiconductor Manufacturing Co Ltd	315,000	12,099,912
Taiwan Semiconductor Manufacturing Co Ltd ADR	347,000	83,842,140
		95,942,052
TOTAL TAIWAN		108,211,744
UNITED KINGDOM - 5.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Zegona Communications plc (a)	778,000	9,123,895
Interactive Media & Services - 0.2%
Baltic Classifieds Group PLC	1,908,500	9,023,249
TOTAL COMMUNICATION SERVICES		18,147,144

Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 0.4%
Flutter Entertainment PLC (United Kingdom) (a)	45,800	13,972,213
Leisure Products - 0.6%
Games Workshop Group PLC	74,836	16,099,759
TOTAL CONSUMER DISCRETIONARY		30,071,972

Consumer Staples - 0.7%
Beverages - 0.2%
Diageo PLC	391,173	9,481,079
Tobacco - 0.5%
British American Tobacco PLC	289,300	15,499,929
TOTAL CONSUMER STAPLES		24,981,008

Financials - 2.2%
Banks - 0.4%
NatWest Group PLC	2,004,800	13,916,487
Capital Markets - 0.3%
London Stock Exchange Group PLC	78,728	9,596,557
Financial Services - 0.3%
Enity Holding AB	563,859	4,712,241
Revolut Group Holdings Ltd (c)(e)	3,936	4,103,634
		8,815,875
Insurance - 1.2%
Hiscox Ltd	1,504,447	25,670,076
Sabre Insurance Group PLC (b)(d)	6,755,301	13,649,724
		39,319,800
TOTAL FINANCIALS		71,648,719

Industrials - 0.4%
Professional Services - 0.2%
Intertek Group PLC	100,000	6,524,011
Trading Companies & Distributors - 0.2%
RS GROUP PLC	1,071,095	7,907,288
TOTAL INDUSTRIALS		14,431,299

Information Technology - 0.2%
IT Services - 0.2%
Softcat PLC	325,792	7,026,100
Real Estate - 0.1%
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	364,800	4,509,396
TOTAL UNITED KINGDOM		170,815,638
UNITED STATES - 66.3%
Communication Services - 10.2%
Entertainment - 1.9%
Netflix Inc (a)	24,000	27,825,600
ROBLOX Corp Class A (a)	112,000	15,432,480
Spotify Technology SA (a)	35,400	22,179,516
		65,437,596
Interactive Media & Services - 8.0%
Alphabet Inc Class A	346,000	66,397,400
Meta Platforms Inc Class A	263,000	203,414,720
		269,812,120
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	35,910	8,561,303
TOTAL COMMUNICATION SERVICES		343,811,019

Consumer Discretionary - 12.0%
Automobiles - 1.0%
Rivian Automotive Inc Class A (a)	100	1,287
Tesla Inc (a)	109,100	33,632,257
		33,633,544
Broadline Retail - 4.9%
Amazon.com Inc (a)	710,000	166,218,100
Hotels, Restaurants & Leisure - 2.8%
DraftKings Inc Class A (a)	2,103,000	94,719,120
Household Durables - 1.9%
DR Horton Inc	75,000	10,713,000
PulteGroup Inc	15,000	1,693,800
SharkNinja Inc (a)	63,000	7,314,300
Somnigroup International Inc	610,700	44,202,466
		63,923,566
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp (a)	436,430	46,335,773
TOTAL CONSUMER DISCRETIONARY		404,830,103

Consumer Staples - 0.5%
Tobacco - 0.5%
Philip Morris International Inc	108,000	17,717,400
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Williams Cos Inc/The	53,000	3,177,350
Financials - 9.1%
Banks - 0.3%
Wells Fargo & Co	119,000	9,594,970
Capital Markets - 8.4%
Bank of New York Mellon Corp/The	864,000	87,652,800
Coinbase Global Inc Class A (a)	99,000	37,398,240
Interactive Brokers Group Inc Class A	5,000	327,800
Intercontinental Exchange Inc	45,000	8,317,350
Morgan Stanley	112,000	15,955,520
Northern Trust Corp	242,100	31,473,000
Robinhood Markets Inc Class A (a)	982,000	101,195,100
		282,319,810
Consumer Finance - 0.0%
Capital One Financial Corp	5,000	1,075,000
SoFi Technologies Inc Class A (a)	25,000	564,500
		1,639,500
Financial Services - 0.4%
Apollo Global Management Inc	22,000	3,197,040
Visa Inc Class A	31,000	10,709,570
		13,906,610
TOTAL FINANCIALS		307,460,890

Health Care - 1.7%
Health Care Equipment & Supplies - 0.5%
Alcon AG	75,750	6,697,895
Boston Scientific Corp (a)	85,147	8,933,623
		15,631,518
Health Care Technology - 0.0%
Veeva Systems Inc Class A (a)	8,000	2,273,600
Life Sciences Tools & Services - 0.5%
Danaher Corp	32,000	6,309,120
Thermo Fisher Scientific Inc	20,000	9,353,600
		15,662,720
Pharmaceuticals - 0.7%
Eli Lilly & Co	31,000	22,942,170
TOTAL HEALTH CARE		56,510,008

Industrials - 6.2%
Aerospace & Defense - 1.3%
Boeing Co (a)	130,000	28,839,200
GE Aerospace	58,000	15,722,640
		44,561,840
Electrical Equipment - 3.3%
Eaton Corp PLC	162,000	62,324,640
Emerson Electric Co	29,000	4,219,790
GE Vernova Inc	15,000	9,904,350
Vertiv Holdings Co Class A	245,000	35,672,000
		112,120,780
Machinery - 1.0%
Caterpillar Inc	17,000	7,446,340
Oshkosh Corp	19,000	2,404,070
PACCAR Inc	227,000	22,418,520
		32,268,930
Passenger Airlines - 0.1%
United Airlines Holdings Inc (a)	39,000	3,444,090
Trading Companies & Distributors - 0.5%
Herc Holdings Inc (f)	36,000	4,205,160
QXO Inc (a)	94,000	1,885,640
United Rentals Inc	12,000	10,595,280
		16,686,080
TOTAL INDUSTRIALS		209,081,720

Information Technology - 24.7%
Communications Equipment - 1.1%
Cisco Systems Inc	533,000	36,286,640
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	447,000	47,609,970
Teledyne Technologies Inc (a)	12,000	6,612,240
Trimble Inc (a)	3,000	251,670
		54,473,880
IT Services - 3.0%
IBM Corporation	85,000	21,517,750
Kyndryl Holdings Inc (a)	2,088,000	78,863,760
Snowflake Inc (a)	6,000	1,341,000
		101,722,510
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices Inc (a)	96,000	16,925,760
Broadcom Inc	263,000	77,243,100
NVIDIA Corp	1,237,000	220,025,190
Teradyne Inc	27,000	2,900,610
		317,094,660
Software - 8.4%
AppLovin Corp Class A (a)	16,000	6,251,200
Circle Internet Group Inc (g)	23,730	4,354,930
Figma Inc Class A	8,200	270,600
Microsoft Corp	386,000	205,931,000
MicroStrategy Inc Class A (a)	15,000	6,027,900
Oracle Corp	98,000	24,869,460
Palantir Technologies Inc Class A (a)	162,000	25,652,700
Rubrik Inc Class A (a)	6,000	569,700
Servicenow Inc (a)	2,000	1,886,240
Stripe Inc Class B (a)(c)(e)	10,000	355,000
Synopsys Inc (a)	10,000	6,334,700
		282,503,430
Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc	112,000	23,247,840
Pure Storage Inc Class A (a)	255,700	15,219,264
Western Digital Corp	28,000	2,203,320
		40,670,424
TOTAL INFORMATION TECHNOLOGY		832,751,544

Materials - 0.1%
Metals & Mining - 0.1%
MP Materials Corp (a)(f)	36,000	2,214,000
Real Estate - 0.8%
Specialized REITs - 0.8%
Iron Mountain Inc	266,000	25,897,760
Utilities - 0.9%
Electric Utilities - 0.1%
NRG Energy Inc	18,700	3,126,640
Independent Power and Renewable Electricity Producers - 0.8%
Talen Energy Corp (a)	55,000	20,766,350
Vistra Corp	29,000	6,047,660
		26,814,010
TOTAL UTILITIES		29,940,650

TOTAL UNITED STATES		2,233,392,444
TOTAL COMMON STOCKS (Cost $2,334,081,021)		3,337,312,768

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(c)(e)	14,425	3,384,249
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(c)(e)	120,600	964,800
TOTAL CHINA		4,349,049
INDIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Pine Labs Ltd/India Series 1 (c)(e)	240,620	864,570
Pine Labs Ltd/India Series A (c)(e)	60,155	216,142
Pine Labs Ltd/India Series B (c)(e)	65,369	234,877
Pine Labs Ltd/India Series B2 (c)(e)	52,906	190,096
Pine Labs Ltd/India Series C (c)(e)	98,435	353,686
Pine Labs Ltd/India Series C1 (c)(e)	20,730	74,485
Pine Labs Ltd/India Series D (c)(e)	22,129	79,512

TOTAL INDIA		2,013,368
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (a)(c)(e)	29,122	1,033,831
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,106,539)		7,396,248

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	15,769,381	15,772,536
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	8,841,637	8,842,521
TOTAL MONEY MARKET FUNDS (Cost $24,614,539)			24,615,057

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,364,802,099)	3,369,324,073
NET OTHER ASSETS (LIABILITIES) - 0.0%	811,665
NET ASSETS - 100.0%	3,370,135,738

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $75,969,353 or 2.3% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,102,809 or 1.9% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,690,554 or 0.4% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $4,354,930 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	1,580,608

dMed Biopharmaceutical Co Ltd Series C	12/01/20	1,712,900

Kry International Ab	5/14/21 - 10/30/24	1,503,523

Pine Labs Ltd/India	6/30/21	295,547

Pine Labs Ltd/India Series 1	6/30/21	705,693

Pine Labs Ltd/India Series A	6/30/21	176,604

Pine Labs Ltd/India Series B	6/30/21	191,892

Pine Labs Ltd/India Series B2	6/30/21	155,351

Pine Labs Ltd/India Series C	6/30/21	288,835

Pine Labs Ltd/India Series C1	6/30/21	61,018

Pine Labs Ltd/India Series D	6/30/21	65,119

Revolut Group Holdings Ltd	12/27/24	3,423,355

Stripe Inc Class B	5/18/21	401,284

Stripe Inc Series H	3/15/21 - 5/25/23	1,168,520

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,621,157	1,117,542,218	1,113,390,839	1,201,873	-	-	15,772,536	15,769,381	0.0%
Fidelity Securities Lending Cash Central Fund	5,136,327	171,230,791	167,524,597	110,411	-	-	8,842,521	8,841,637	0.0%
Total	16,757,484	1,288,773,009	1,280,915,436	1,312,284	-	-	24,615,057

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.